UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 17 of its series:

Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Index Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Core Bond Fund, Wells Fargo Advantage Real Return Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio.

Date of reporting period: February 28, 2015

ITEM 1. INVESTMENTS

Wells Fargo Advantage Growth Balanced Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name					Value

Investment Companies : 99.44%

Affiliated Master Portfolios : 99.44%
Wells Fargo Advantage C&B Large Cap Value Portfolio					$14,185,525
Wells Fargo Advantage Core Bond Portfolio					17,958,548
Wells Fargo Advantage Diversified Large Cap Growth Portfolio					42,502,193
Wells Fargo Advantage Emerging Growth Portfolio					4,274,128
Wells Fargo Advantage Index Portfolio					42,519,516
Wells Fargo Advantage International Growth Portfolio					12,646,291
Wells Fargo Advantage International Value Portfolio					12,795,294
Wells Fargo Advantage Large Company Value Portfolio					28,319,603
Wells Fargo Advantage Managed Fixed Income Portfolio					62,858,571
Wells Fargo Advantage Real Return Portfolio					9,018,665
Wells Fargo Advantage Small Company Growth Portfolio					4,296,096
Wells Fargo Advantage Small Company Value Portfolio					8,520,332

Total Investment Companies (Cost $219,789,943)					259,894,762

		Yield	Maturity date	Principal

Short-Term Investments : 0.51%

U.S. Treasury Securities : 0.51%
U.S. Treasury Bill #(z)		0.00%	3-19-2015	$70,000	70,000
U.S. Treasury Bill #(z)		0.00	3-26-2015	40,000	40,000
U.S. Treasury Bill #(z)		0.01	3-26-2015	1,210,000	1,209,992

Total Short-Term Investments (Cost $1,319,992)					1,319,992

Total investments in securities (Cost $221,109,935)*	99.95%				261,214,754
Other assets and liabilities, net	0.05				138,109

Total net assets	100.00%				$261,352,863

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $222,054,237 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,160,517
Gross unrealized losses	0

Net unrealized gains	$39,160,517

1

Wells Fargo Advantage Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage C&B Large Cap Value Portfolio	4%
Wells Fargo Advantage Core Bond Portfolio	0	*
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	31
Wells Fargo Advantage Emerging Growth Portfolio	0	*
Wells Fargo Advantage Index Portfolio	1
Wells Fargo Advantage International Growth Portfolio	8
Wells Fargo Advantage International Value Portfolio	2
Wells Fargo Advantage Large Company Value Portfolio	31
Wells Fargo Advantage Managed Fixed Income Portfolio	53
Wells Fargo Advantage Real Return Portfolio	21
Wells Fargo Advantage Small Company Growth Portfolio	1
Wells Fargo Advantage Small Company Value Portfolio	4

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Affiliated master portfolios	$0	$259,894,762	$0	$259,894,762
Short-term investments
U.S. Treasury securities	0	1,319,992	0	1,319,992

	0	261,214,754	0	261,214,754

Futures contracts	$8,941	$0	$0	$8,941

Total assets	$8,941	$261,214,754	$0	$261,223,695

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended February 28, 2015, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains (losses)
3-16-2015	Goldman Sachs	46 Short	Euro FX Futures	6,437,125	111,998
3-19-2015	Goldman Sachs	12 Long	S&P 500 Index	6,308,400	(31,554)
3-20-2015	Goldman Sachs	163 Long	Euro STOXX 50 Index	6,548,346	255,492
6-19-2015	Goldman Sachs	40 Short	U.S. Treasury Bonds	6,473,750	(3,850)
6-19-2015	Goldman Sachs	51 Short	10-Year U.S. Treasury Notes	6,517,641	6,681

Wells Fargo Advantage Moderate Balanced Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name					Value

Investment Companies : 99.47%

Affiliated Master Portfolios : 99.47%
Wells Fargo Advantage C&B Large Cap Value Portfolio					$6,020,877
Wells Fargo Advantage Core Bond Portfolio					15,962,774
Wells Fargo Advantage Diversified Large Cap Growth Portfolio					18,111,535
Wells Fargo Advantage Emerging Growth Portfolio					1,838,307
Wells Fargo Advantage Index Portfolio					18,054,675
Wells Fargo Advantage International Growth Portfolio					5,383,943
Wells Fargo Advantage International Value Portfolio					5,481,505
Wells Fargo Advantage Large Company Value Portfolio					12,024,039
Wells Fargo Advantage Managed Fixed Income Portfolio					55,893,567
Wells Fargo Advantage Real Return Portfolio					8,013,292
Wells Fargo Advantage Small Company Growth Portfolio					1,839,356
Wells Fargo Advantage Small Company Value Portfolio					3,624,049
Wells Fargo Advantage Stable Income Portfolio					26,557,409

Total Investment Companies (Cost $161,625,826)					178,805,328

		Yield	Maturity date	Principal

Short-Term Investments : 0.49%

U.S. Treasury Securities : 0.49%
U.S. Treasury Bill #(z)		0.03%	3-19-2015	$40,000	40,000
U.S. Treasury Bill #(z)		0.01	3-5-2015	20,000	20,000
U.S. Treasury Bill #(z)		0.01	3-26-2015	820,000	819,995

Total Short-Term Investments (Cost $879,995)					879,995

Total investments in securities (Cost $162,505,821)*	99.96%				179,685,323
Other assets and liabilities, net	0.04				64,525

Total net assets	100.00%				$179,749,848

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $161,674,033 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,011,290
Gross unrealized losses	0

Net unrealized gains	$18,011,290

1

Wells Fargo Advantage Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage C&B Large Cap Value Portfolio	2%
Wells Fargo Advantage Core Bond Portfolio	0	*
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	13
Wells Fargo Advantage Emerging Growth Portfolio	0	*
Wells Fargo Advantage Index Portfolio	1
Wells Fargo Advantage International Growth Portfolio	3
Wells Fargo Advantage International Value Portfolio	1
Wells Fargo Advantage Large Company Value Portfolio	13
Wells Fargo Advantage Managed Fixed Income Portfolio	47
Wells Fargo Advantage Real Return Portfolio	18
Wells Fargo Advantage Small Company Growth Portfolio	0	*
Wells Fargo Advantage Small Company Value Portfolio	2
Wells Fargo Advantage Stable Income Portfolio	100

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Affiliated master portfolios	$0	$178,805,328	$0	$178,805,328
Short-term investments
U.S. Treasury securities	0	879,995	0	879,995

	0	178,685,323	0	179,685,323

Futures contracts	6,072	0	0	6,072

Total assets	$6,072	$178,685,323	$0	$179,691,395

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended February 28, 2015, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains (losses)
3-16-2015	Goldman Sachs	32 Short	Euro FX Futures	$4,478,000	$74,708
3-19-2015	Goldman Sachs	8 Long	S&P 500 Index	4,205,600	(21,036)
3-20-2015	Goldman Sachs	112 Long	Euro STOXX 50 Index	4,499,477	175,553
6-19-2015	Goldman Sachs	28 Short	U.S. Treasury Bonds	4,531,625	(3,039)
6-19-2015	Goldman Sachs	35 Short	10-Year U.S. Treasury Notes	4,472,891	4,522

Wells Fargo Advantage C&B Large Cap Value Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Value

Investment Companies : 100.14%

Affiliated Master Portfolios : 100.14%
Wells Fargo Advantage C&B Large Cap Value Portfolio		$301,482,578

Total Investment Companies (Cost $220,742,531)		301,482,578

Total investments in securities (Cost $220,742,531)*	100.14%	301,482,578
Other assets and liabilities, net	(0.14)	(429,436)

Total net assets	100.00%	$301,053,142

*	Cost for federal income tax purposes is $227,735,648 and unrealized gains (losses) consists of:

Gross unrealized gains	$73,746,930
Gross unrealized losses	0

Net unrealized gains	$73,746,930

1

Wells Fargo Advantage C&B large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns 87% of Wells Fargo Advantage C&B Large Cap Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Equity Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Value

Investment Companies : 100.02%

Affiliated Master Portfolios : 100.02%
Wells Fargo Advantage C&B Large Cap Value Portfolio		$24,999,939
Wells Fargo Advantage Diversified Large Cap Growth Portfolio		75,366,182
Wells Fargo Advantage Emerging Growth Portfolio		7,659,524
Wells Fargo Advantage Index Portfolio		75,119,624
Wells Fargo Advantage International Growth Portfolio		22,443,807
Wells Fargo Advantage International Value Portfolio		22,621,539
Wells Fargo Advantage Large Company Value Portfolio		49,991,750
Wells Fargo Advantage Small Company Growth Portfolio		7,654,076
Wells Fargo Advantage Small Company Value Portfolio		14,986,676

Total Investment Companies (Cost $218,746,300)		300,843,117

Total investments in securities (Cost $218,746,300)*	100.02%	300,843,117
Other assets and liabilities, net	(0.02)	(55,146)

Total net assets	100.00%	$300,787,971

*	Cost for federal income tax purposes is $226,265,504 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,577,613
Gross unrealized losses	0

Net unrealized gains	$74,577,613

1

Wells Fargo Advantage Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage C&B Large Cap Value Portfolio	7%
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	55
Wells Fargo Advantage Emerging Growth Portfolio	1
Wells Fargo Advantage Index Portfolio	3
Wells Fargo Advantage International Growth Portfolio	14
Wells Fargo Advantage International Value Portfolio	4
Wells Fargo Advantage Large Company Value Portfolio	55
Wells Fargo Advantage Small Company Growth Portfolio	1
Wells Fargo Advantage Small Company Value Portfolio	7

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Growth Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Value

Investment Companies : 99.93%

Affiliated Master Portfolios : 99.93%
Wells Fargo Advantage Emerging Growth Portfolio		$1,084,930,746

Total Investment Companies (Cost $741,293,483)		1,084,930,746

Total investments in securities (Cost $741,293,483) *	99.93%	1,084,930,746
Other assets and liabilities, net	0.07	766,487

Total net assets	100.00%	$1,085,697,233

*	Cost for federal income tax purposes is $741,216,621 and unrealized gains (losses) consists of:

Gross unrealized gains	$343,714,125
Gross unrealized losses	0

Net unrealized gains	$343,714,125

1

Wells Fargo Advantage Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns 92% of Wells Fargo Advantage Emerging Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Value

Investment Companies : 100.13%

Affiliated Master Portfolios : 100.13%
Wells Fargo Advantage Index Portfolio		$2,784,968,880

Total Investment Companies (Cost $1,193,628,528)		2,784,968,880

Total investments in securities (Cost $1,193,628,528)*	100.13%	2,784,968,880
Other assets and liabilities, net	(0.13)	(3,684,055)

Total net assets	100.00%	$2,781,284,825

*	Cost for federal income tax purposes is $1,257,616,263 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,527,352,617
Gross unrealized losses	0

Net unrealized gains	$1,527,352,617

1

Wells Fargo Advantage Index Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns 95% of Index Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage International Value Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Value

Investment Companies : 99.66%

Affiliated Master Portfolios : 99.66%
Wells Fargo Advantage International Value Portfolio		$478,811,348

Total Investment Companies (Cost $467,791,099)		478,811,348

Total investments in securities (Cost $467,791,099)*	99.66%	478,811,348
Other assets and liabilities, net	0.34	1,656,411

Total net assets	100.00%	$480,467,759

*	Cost for federal income tax purposes is $468,262,475 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,548,873
Gross unrealized losses	0

Net unrealized gains	$10,548,873

1

Wells Fargo Advantage International Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns 92% of International Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Growth Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Value

Investment Companies : 99.73%

Affiliated Master Portfolios : 99.73%
Wells Fargo Advantage Small Company Growth Portfolio		$628,157,522

Total Investment Companies (Cost $552,208,000)		628,157,522

Total investments in securities (Cost $552,208,000)*	99.73%	628,157,522
Other assets and liabilities, net	0.27	1,708,769

Total net assets	100.00%	$629,866,291

*	Cost for federal income tax purposes is $551,794,624 and unrealized gains (losses) consists of:

Gross unrealized gains	$76,362,898
Gross unrealized losses	0

Net unrealized gains	$76,362,898

Wells Fargo Advantage Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns 98% of Wells Fargo Advantage Small Company Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Value Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Value

Investment Companies : 99.92%

Affiliated Master Portfolios : 99.92%
Wells Fargo Advantage Small Company Value Portfolio		$113,382,736

Total Investment Companies (Cost $92,114,641)		113,382,736

Total investments in securities (Cost $92,114,641)*	99.92%	113,382,736
Other assets and liabilities, net	0.08	92,830

Total net assets	100.00%	$113,475,566

*	Cost for federal income tax purposes is $97,327,736 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,055,000
Gross unrealized losses	0

Net unrealized gains	$16,055,000

1

Wells Fargo Advantage Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns 53% of Wells Fargo Advantage Small Company Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptionsin determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, Level 2 inputs were used in valuing the fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Core Bond Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Value

Investment Companies : 99.98%

Affiliated Master Portfolios : 99.98%
Wells Fargo Advantage Core Bond Portfolio		$3,175,980,398

Total Investment Companies (Cost $3,126,881,326)		3,175,980,398

Total investments in securities (Cost $3,126,881,326)*	99.98%	3,175,980,398
Other assets and liabilities, net	0.02	777,265

Total net assets	100.00%	$3,176,757,663

*	Cost for federal income tax purposes is $3,129,222,700 and unrealized gains (losses) consists of:

Gross unrealized gains	$46,757,698
Gross unrealized losses	0

Net unrealized gains	$46,757,698

1

Wells Fargo Advantage Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns 87% of Wells Fargo Advantage Core Bond Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Real Return Fund	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Value

Investment Companies : 100.17%

Affiliated Master Portfolios : 100.17%
Wells Fargo Advantage Real Return Portfolio		$26,622,322

Total Investment Companies (Cost $25,691,118)		26,622,322

Total investments in securities (Cost $25,691,118)*	100.17%	26,622,322
Other assets and liabilities, net	(0.17)	(44,934)

Total net assets	100.00%	$26,577,388

*	Cost for federal income tax purposes is $25,572,081 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,050,241
Gross unrealized losses	0

Net unrealized gains	$1,050,241

1

Wells Fargo Advantage Real Return Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the nine months ended February 28, 2015 are included elsewhere in this report. As of February 28, 2015, the Fund owns 61% of Wells Fargo Advantage Real Return Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name			Shares	Value

Investment Companies : 99.52%

Affiliated Master Portfolios : 26.78%
Wells Fargo Advantage Core Bond Portfolio				$131,879,743
Wells Fargo Advantage Emerging Growth Portfolio				4,083,354
Wells Fargo Advantage International Growth Portfolio				6,545,665
Wells Fargo Advantage Small Company Value Portfolio				4,081,470

				146,590,232

Alternative Investment Funds : 3.68%
AQR Managed Futures Strategy Fund Class I			246,787	2,727,000
PIMCO CommodityRealReturn Strategy Fund Institutional Class			3,247,849	14,680,278
The Arbitrage Fund Class I			206,266	2,706,205

				20,113,483

Bond Funds : 50.11%
Oppenheimer International Bond Fund Class Y			4,270,784	25,453,871
PIMCO High Yield Fund Institutional Class			5,975,940	55,815,280
Wells Fargo Advantage Government Securities Fund Institutional Class (l)			8,111,048	91,573,730
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class (l)			10,050,362	101,408,148

				274,251,029

Stock Funds : 18.95%
American Century Growth Fund Institutional Class			223,614	6,795,629
DFA International Small Cap Value Portfolio Institutional Class			109,692	2,178,475
Dodge & Cox International Stock Fund			74,242	3,277,031
Invesco Growth and Income Fund Class R6			304,180	8,148,973
MFS Value Fund Class I			455,414	16,312,925
Oakmark Fund Class I			120,278	8,143,999
Oppenheimer Developing Markets Fund Class Y			76,512	2,706,222
Royce Pennsylvania Mutual Fund Investor Class			313,821	4,079,675
T. Rowe Price Blue Chip Growth Fund			132,733	9,507,675
T. Rowe Price International Discovery Fund			40,824	2,183,689
Templeton Institutional Foreign Equity Fund Primary Class			154,919	3,273,437
Thornburg International Value Fund Institutional Class			333,082	9,839,255
Voya Global Real Estate Fund Class I			457,253	9,670,897
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)			127,982	2,722,184
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)			386,039	5,423,842
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)			110,511	5,431,611
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)			140,318	4,038,339

				103,733,858

Total Investment Companies (Cost $509,143,491)				544,688,602

	Yield

Short-Term Investments : 0.47%

Investment Companies : 0.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%		940,917	940,917

		Maturity date	Principal

U.S. Treasury Securities : 0.30%
U.S. Treasury Bill #(z)	0.01	3-5-2015	$260,000	260,000
U.S. Treasury Bill #(z)	0.01	3-26-2015	1,370,000	1,369,991

				1,629,991

Total Short-Term Investments (Cost $2,570,908)				2,570,908

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio

Total investments in securities (Cost $511,714,399)*	99.99%	$547,259,510
Other assets and liabilities, net	0.01	66,440

Total net assets	100.00%	$547,325,950

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $518,180,196 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,017,537
Gross unrealized losses	(12,938,223)

Net unrealized gains	$29,079,314

2

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Futures contracts

The Portfolio is subject interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$398,098,370	$146,590,232	$0	$544,688,602
Short-term investments
Investment companies	940,917	0	0	940,917

U.S. Treasury Securities	0	1,629,991	0	1,629,991

	399,039,287	148,220,223	0	547,259,510

Futures contracts	54,822	0	0	54,822

Total assets	$399,094,109	$148,220,223	$0	$547,314,332

Liabilities
Futures contracts	$30,011	$0	$0	$30,011

Total liabilities	$30,011	$0	$0	$30,011

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of February 28, 2015, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	4%
Wells Fargo Advantage Emerging Growth Portfolio	0	*
Wells Fargo Advantage International Growth Portfolio	4
Wells Fargo Advantage Small Company Value Portfolio	2

*	The amount invested is less than 1%

A summary of each Portfolio’s transaction in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	124,956	19,489	16,463	127,982	$2,722,184
Wells Fargo Advantage Endeavor Select Fund Institutional Class	352,934	110,294	77,189	386,039	5,423,842
Wells Fargo Advantage Government Securities Fund Institutional Class	9,842,243	388,618	2,119,813	8,111,048	91,573,730
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	113,706	22,742	25,937	110,511	5,431,611
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class	16,122,120	561,135	6,632,893	10,050,362	101,408,148
Wells Fargo Advantage Small Cap Value Fund Institutional Class	116,827	44,157	20,666	140,318	4,038,339

					$210,597,854

Derivative transactions

For the nine months ended February 28, 2015, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2015, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains (losses)
3-16-2015	Goldman Sachs	52 Short	JPY FX Futures	$5,430,100	$57,153
3-16-2015	Goldman Sachs	74 Short	Euro FX Futures	10,355,375	293,439
3-19-2015	Goldman Sachs	13 Long	S&P 500 Index	6,834,100	(31,984)
3-20-2015	Goldman Sachs	170 Long	Euro STOXX 50 Index	6,103,000	266,465
6-19-2015	Goldman Sachs	53 Short	10-Year U.S. Treasury Notes	6,773,234	7,151
6-19-2015	Goldman Sachs	42 Short	U.S. Treasury Bonds	6,797,438	(4,043)

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name			Shares	Value

Investment Companies : 99.21%

Affiliated Master Portfolios : 22.85%
Wells Fargo Advantage Core Bond Portfolio				$154,012,178
Wells Fargo Advantage Emerging Growth Portfolio				13,441,576
Wells Fargo Advantage International Growth Portfolio				21,322,232
Wells Fargo Advantage Small Company Value Portfolio				13,318,995

				202,094,981

Alternative Investment Funds : 3.67%
AQR Managed Futures Strategy Fund Class I			405,123	4,476,611
PIMCO CommodityRealReturn Strategy Fund Institutional Class			5,225,245	23,618,109
The Arbitrage Fund Class I			335,173	4,397,469

				32,492,189

Bond Funds : 36.30%
Oppenheimer International Bond Fund Class Y			6,614,384	39,421,729
PIMCO High Yield Fund Institutional Class			7,992,160	74,646,772
Wells Fargo Advantage Government Securities Fund Institutional Class (l)			9,577,489	108,129,850
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class (l)			9,802,360	98,905,815

				321,104,166

Stock Funds : 36.39%
American Century Growth Fund Institutional Class			729,665	22,174,512
DFA International Small Cap Value Portfolio Institutional Class			358,387	7,117,575
Dodge & Cox International Stock Fund			241,986	10,681,278
Invesco Growth and Income Fund Class R6			987,981	26,468,010
MFS Value Fund Class I			1,481,364	53,062,453
Oakmark Fund Class I			392,238	26,558,450
Oppenheimer Developing Markets Fund Class Y			243,767	8,622,034
Royce Pennsylvania Mutual Fund Investor Class			1,023,387	13,304,032
T. Rowe Price Blue Chip Growth Fund Retail Class			434,677	31,135,942
T. Rowe Price International Discovery Fund			133,006	7,114,467
Templeton Institutional Foreign Equity Fund Primary Class			505,577	10,682,845
Thornburg International Value Fund Institutional Class			1,087,972	32,138,707
Voya Global Real Estate Fund Class I			743,537	15,725,817
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)			408,903	8,697,360
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)			1,260,459	17,709,450
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)			361,397	17,762,662
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)			449,642	12,940,710

				321,896,304

Total Investment Companies (Cost $801,988,341)				877,587,640

	Yield

Short-Term Investments : 0.77%

Investment Companies : 0.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%		1,532,428	1,532,428

Security name		Maturity date	Principal

U.S. Treasury Securities : 0.60%
U.S. Treasury Bill #(z)	0.00	3-19-2015	$150,000	150,000
U.S. Treasury Bill #(z)	0.01	3-5-2015	814,000	813,999
U.S. Treasury Bill #(z)	0.01	3-26-2015	4,310,000	4,309,972

				5,273,971

Total Short-Term Investments (Cost $6,806,399)				6,806,399

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio

Total investments in securities (Cost $808,794,740)*	99.98%	884,394,039
Other assets and liabilities, net	0.02	171,005

Total net assets	100.00%	$884,565,044

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $817,454,043 and unrealized gains (losses) consists of:

Gross unrealized gains	$88,254,469
Gross unrealized losses	(21,314,473)

Net unrealized gains	$66,939,996

2

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$675,492,659	$202,094,981	$0	$877,587,640
Short-term investments
Investment companies	1,532,428	0	0	1,532,428
U.S. Treasury securities	0	5,273,971	0	5,273,971

	$677,025,087	$207,368,952	$0	$884,394,039

1

Futures contracts	175,852	0	0	175,852

Total assets	$677,200,939	$207,368,952	$0	$884,569,891

Liabilities
Futures contracts	$99,988	$0	$0	$99,988

Total liabilities	$99,988	$0	$0	$99,988

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of February 28, 2015, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Wells Fargo Advantage Core Bond Portfolio	4%
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	13%
Wells Fargo Advantage Small Company Value Portfolio	6%

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	377,318	54,717	23,132	408,903	$8,697,360
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,054,814	300,227	94,582	1,260,459	17,709,450
Wells Fargo Advantage Government Securities Fund Institutional Class	10,790,243	705,949	1,918,703	9,577,489	108,129,850
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	337,208	59,381	35,192	361,397	17,762,662
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class	15,700,980	778,907	6,677,527	9,802,360	98,905,815
Wells Fargo Advantage Small Cap Value Fund Institutional Class	343,845	111,657	5,860	449,642	12,940,710

					$264,145,847

Derivative transactions

For the nine months ended February 28, 2015, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2015, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains (losses)
3-16-2015	Goldman Sachs	238 Short	Euro FX Futures	$33,305,125	$944,436
3-16-2015	Goldman Sachs	170 Short	JPY FX Futures	17,752,250	183,538
3-19-2015	Goldman Sachs	42 Long	S&P 500 Index	22,079,400	(108,239)
3-20-2015	Goldman Sachs	548 Long	Euro STOXX 50 Index	22,015,297	858,956
6-19-2015	Goldman Sachs	135 Short	U.S. Treasury Bonds	21,848,906	(12,994)
6-19-2015	Goldman Sachs	172 Short	10-Year U.S. Treasury Notes	21,981,063	23,007

2

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name			Shares	Value

Investment Companies : 98.91%

Affiliated Master Portfolios : 19.67%
Wells Fargo Advantage Core Bond Portfolio				$114,662,596
Wells Fargo Advantage Emerging Growth Portfolio				23,327,039
Wells Fargo Advantage International Growth Portfolio				35,591,481
Wells Fargo Advantage Small Company Value Portfolio				22,370,603

				195,951,719

Alternative Investment Funds : 3.50%
AQR Managed Futures Strategy Fund Class I			463,760	5,124,543
PIMCO CommodityRealReturn Strategy Fund Institutional Class			5,518,186	24,942,200
The Arbitrage Fund Class I			363,546	4,769,726

				34,836,469

Bond Funds : 22.25%
Oppenheimer International Bond Fund Class Y			8,038,412	47,908,937
PIMCO High Yield Fund Institutional Class			6,885,427	64,309,889
Wells Fargo Advantage Government Securities Fund Institutional Class (l)			9,696,653	109,475,213

				221,694,039

Stock Funds : 53.49%
American Century Growth Fund Institutional Class			1,238,749	37,645,592
DFA International Small Cap Value Portfolio Institutional Class			607,015	12,055,312
Dodge & Cox International Stock Fund			400,510	17,678,517
Invesco Growth and Income Fund Class R6			1,651,075	44,232,312
MFS Value Fund Class I			2,493,479	89,316,427
Oakmark Fund Class I			659,560	44,658,840
Oppenheimer Developing Markets Fund Class Y			397,844	14,071,733
Royce Pennsylvania Mutual Fund Investor Class			1,704,173	22,154,244
T. Rowe Price Blue Chip Growth Fund Retail Class			744,562	53,332,966
T. Rowe Price International Discovery Fund			220,289	11,783,252
Templeton Institutional Foreign Equity Fund Primary Class			844,633	17,847,085
Thornburg International Value Fund Institutional Class			1,837,599	54,282,686
Voya Global Real Estate Fund Class I			839,790	17,761,564
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)			668,613	14,221,407
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)			2,140,887	30,079,469
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)			616,367	30,294,425
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)			746,463	21,483,215

				532,899,046

Total Investment Companies (Cost $860,290,069)				985,381,273

	Yield

Short-Term Investments : 1.03%

Investment Companies : 0.39%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%		3,932,308	3,932,308

		Maturity date	Principal

U.S. Treasury Securities : 0.64%
U.S. Treasury Bill #(z)	0.01	3-5-2015	$1,374,000	1,373,999
U.S. Treasury Bill #(z)	0.01	3-19-2015	290,000	289,999
U.S. Treasury Bill #(z)	0.01	3-26-2015	4,700,000	4,699,969

				6,363,967

Total Short-Term Investments (Cost $10,296,275)				10,296,275

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio

Total investments in securities (Cost $870,586,344)*	99.94%	$995,677,548
Other assets and liabilities, net	0.06	583,163

Total net assets	100.00%	$996,260,711

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $892,773,667 and unrealized gains (losses) consists of:

Gross unrealized gains	$136,269,665
Gross unrealized losses	(33,365,784)

Net unrealized gains	$102,903,881

2

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$789,429,554	$195,951,719	$0	$985,381,273
Short-term investments
Investment companies	3,932,308	0	0	3,932,308
U.S. Treasury Securities	0	6,363,967	0	6,363,967

	793,361,862	202,315,686	0	995,677,548

Futures contracts	222,756	0	0	222,756

Total assets	$793,584,618	$202,315,686	$0	$995,900,304

Liabilities
Futures contracts	$112,054	$0	$0	$112,054

Total liabilities	$112,054	$0	$0	$112,054

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of February 28, 2015, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	3%
Wells Fargo Advantage Emerging Growth Portfolio	2
Wells Fargo Advantage International Growth Portfolio	22
Wells Fargo Advantage Small Company Value Portfolio	11

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	622,240	62,957	16,584	668,613	$14,221,407
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,744,997	463,482	67,592	2,140,887	30,079,469
Wells Fargo Advantage Government Securities Fund Institutional Class	10,704,744	1,383,335	2,391,426	9,696,653	109,475,213
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	558,091	89,904	31,628	616,367	30,294,425
Wells Fargo Advantage Small Cap Value Fund Institutional Class	571,925	175,206	668	746,463	21,483,215

					$205,553,729

Derivative transactions

For the nine months ended February 28, 2015, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2015, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains (losses)
3-16-2015	Goldman Sachs	313 Short	Euro FX Futures	$43,800,438	$1,279,640
3-16-2015	Goldman Sachs	286 Short	JPY FX Futures	29,865,550	308,632
3-19-2015	Goldman Sachs	47 Long	S&P 500 Index	24,707,900	(121,387)
3-20-2015	Goldman Sachs	616 Long	Euro STOXX 50 Index	22,114,400	965,542
6-19-2015	Goldman Sachs	193 Short	10-Year U.S. Treasury Notes	24,664,797	25,640
6-19-2015	Goldman Sachs	152 Short	U.S. Treasury Bonds	24,600,250	(14,974)

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name			Shares	Value

Investment Companies : 99.10%

Affiliated Master Portfolios : 15.94%
Wells Fargo Advantage Core Bond Portfolio				$22,488,838
Wells Fargo Advantage Emerging Growth Portfolio				13,763,895
Wells Fargo Advantage International Growth Portfolio				20,596,975
Wells Fargo Advantage Small Company Value Portfolio				12,867,283

				69,716,991

Alternative Investment Funds : 3.67%
AQR Managed Futures Strategy Fund Class I			216,708	2,394,618
PIMCO CommodityRealReturn Strategy Fund Institutional Class			2,554,459	11,546,157
The Arbitrage Fund Class I			162,182	2,127,832

				16,068,607

Bond Funds : 9.52%
Oppenheimer International Bond Fund Class Y			1,622,773	9,671,726
PIMCO High Yield Fund Institutional Class			1,355,405	12,659,484
Wells Fargo Advantage Government Securities Fund Institutional Class (l)			1,709,330	19,298,341

				41,629,551

Stock Funds : 69.97%
American Century Growth Fund Institutional Class			713,024	21,668,802
DFA International Small Cap Value Portfolio Institutional Class			352,517	7,000,994
Dodge & Cox International Stock Fund			233,575	10,310,016
Invesco Growth and Income Fund Class R6			956,052	25,612,646
MFS Value Fund Class I			1,435,236	51,410,143
Oakmark Fund Class I			380,056	25,733,561
Oppenheimer Developing Markets Fund Class Y			238,616	8,439,840
Royce Pennsylvania Mutual Fund Investor Class			987,695	12,840,034
T. Rowe Price Blue Chip Growth Fund Retail Class			432,418	30,974,130
T. Rowe Price International Discovery Fund			128,676	6,882,887
Templeton Institutional Foreign Equity Fund Primary Class			489,602	10,345,299
Thornburg International Value Fund Institutional Class			1,053,557	31,122,064
Voya Global Real Estate Fund Class I			376,976	7,973,045
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)			398,199	8,469,685
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)			1,225,994	17,225,219
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)			355,729	17,484,062
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)			438,743	12,627,016

				306,119,443

Total Investment Companies (Cost $372,733,307)				433,534,592

	Yield

Short-Term Investments : 1.00%

Investment Companies : 0.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%		1,434,999	1,434,999

		Maturity date	Principal

U.S. Treasury Securities : 0.67%
U.S. Treasury Bill #(z)	0.00	3-19-2015	$170,000	170,000
U.S. Treasury Bill #(z)	0.01	3-5-2015	781,000	780,999
U.S. Treasury Bill #(z)	0.01	3-26-2015	2,010,000	2,009,987

				2,960,986

Total Short-Term Investments (Cost $4,395,985)				4,395,985

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio

Total investments in securities (Cost $377,129,292)*	100.10%	437,930,577
Other assets and liabilities, net	(0.10)	(453,477)

Total net assets	100.00%	$437,477,100

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $384,639,611 and unrealized gains (losses) consists of:

Gross unrealized gains	$65,769,898
Gross unrealized losses	(12,478,932)

Net unrealized gains	$53,290,966

2

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$363,817,601	$69,716,991	$0	$433,534,592
Short-term investments
Investment companies	1,434,999	0	0	1,434,999
U.S. Treasury securities	0	2,960,986	0	2,960,986

	$365,252,600	$72,677,977	$0	$437,930,577

1

Futures contracts	108,024	0	0	108,024

Total assets	$365,360,624	$72,677,977	$0	$438,038,601

Liabilities
Futures contracts	$49,120	$0	$0	$49,120

Total liabilities	$49,120	$0	$0	$49,120

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of February 28, 2015, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Wells Fargo Advantage Core Bond Portfolio	0%*
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	13%
Wells Fargo Advantage Small Company Value Portfolio	6%

*	The amount owned is less than 1%

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	353,801	49,428	5,030	398,199	$8,469,685
Wells Fargo Advantage Endeavor Select Fund Institutional Class	973,625	257,819	5,450	1,225,994	17,225,219
Wells Fargo Advantage Government Securities Fund Institutional Class	2,095,468	439,760	825,898	1,709,330	19,298,341
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	310,007	50,010	4,288	355,729	17,484,062
Wells Fargo Advantage Small Cap Value Fund Institutional Class	316,069	122,674	0	438,743	12,627,016

					$75,104,323

Derivative transactions

For the nine months ended February 28, 2015, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2015, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains (losses)
3-16-2015	Goldman Sachs	166 Short	JPY FX Futures	$17,334,550	$176,883
3-16-2015	Goldman Sachs	157 Short	Euro FX Futures	21,970,188	728,313
3-19-2015	Goldman Sachs	21 Long	S&P 500 Index	11,039,700	(53,020)
3-20-2015	Goldman Sachs	271 Long	Euro STOXX 50 Index	10,887,127	424,776
6-19-2015	Goldman Sachs	85 Short	10-Year U.S. Treasury Notes	10,862,734	11,268
6-19-2015	Goldman Sachs	67 Short	U.S. Treasury Bonds	10,843,531	(6,793)

2

Wells Fargo Advantage WealthBuilder Equity Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name			Shares	Value

Investment Companies : 99.87%

Affiliated Master Portfolios : 11.05%
Wells Fargo Advantage Emerging Growth Portfolio				$3,777,609
Wells Fargo Advantage International Growth Portfolio				8,841,385
Wells Fargo Advantage Small Company Value Portfolio				3,672,152

				16,291,146

Stock Funds : 88.82%
American Century Growth Fund Institutional Class			362,278	11,009,639
DFA International Small Cap Value Portfolio Institutional Class			151,085	3,000,558
Dodge & Cox International Stock Fund			100,286	4,426,619
Invesco Growth and Income Fund Class R6			408,208	10,935,887
MFS Value Fund Class I			611,768	21,913,536
Oakmark Fund Class I			162,663	11,013,929
Oppenheimer Developing Markets Fund Class Y			102,025	3,608,616
Royce Pennsylvania Mutual Fund Investor Class			282,292	3,669,801
T. Rowe Price Blue Chip Growth Fund Retail Class			218,037	15,617,974
T. Rowe Price International Discovery Fund			55,097	2,947,149
Templeton Institutional Foreign Equity Fund Primary Class			211,441	4,467,741
Thornburg International Value Fund Institutional Class			453,701	13,402,335
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)			170,730	3,631,428
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)			628,668	8,832,791
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)			180,561	8,874,552
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)			125,032	3,598,411

				130,950,966

Total Investment Companies (Cost $113,436,185)				147,242,112

Short-Term Investments : 0.27%

		Yield

Investment Companies : 0.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.10%	396,251	396,251

Total Short-Term Investments (Cost $396,251)				396,251

Total investments in securities (Cost $113,832,436)*	100.14%			147,638,363
Other assets and liabilities, net	(0.14)			(202,496)

Total net assets	100.00%			$147,435,867

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $114,046,006 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,410,918
Gross unrealized losses	(818,561)

Net unrealized gains	$33,592,357

1

Wells Fargo Advantage WealthBuilder Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$130,950,966	$16,291,146	$0	$147,242,112
Short-term investments
Investment companies	396,251	0	0	396,251

Total assets	$131,347,217	$16,291,146	$0	$147,638,363

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of February 28, 2015, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Wells Fargo Advantage Emerging Growth Portfolio	0%*
Wells Fargo Advantage International Growth Portfolio	6%
Wells Fargo Advantage Small Company Value Portfolio	2%

*	The amount invested is less than 1%

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	151,324	33,353	13,947	170,730	$3,631,428
Wells Fargo Advantage Endeavor Select Fund Institutional Class	573,769	102,570	47,671	628,668	8,832,791
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	184,176	13,061	16,676	180,561	8,874,552
Wells Fargo Advantage Small Cap Value Fund Institutional Class	95,232	34,349	4,549	125,032	3,598,411

					$24,937,182

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name				Shares	Value

Investment Companies : 99.27%

Affiliated Master Portfolios : 13.50%
Wells Fargo Advantage Emerging Growth Portfolio					$16,653,346
Wells Fargo Advantage International Growth Portfolio					26,271,804
Wells Fargo Advantage Small Company Value Portfolio					16,282,091

					59,207,241

Stock Funds : 85.77%
American Century Growth Fund Institutional Class				893,702	27,159,595
DFA International Small Cap Value Portfolio Institutional Class				443,462	8,807,160
Dodge & Cox International Stock Fund				297,099	13,113,971
Invesco Growth and Income Fund Class R6				1,212,181	32,474,322
MFS Value Fund Class I				1,814,834	65,007,368
Oakmark Fund Class I				480,443	32,530,763
Oppenheimer Developing Markets Fund Class Y				306,481	10,840,234
Royce Pennsylvania Mutual Fund Investor Class				1,252,007	16,276,097
T. Rowe Price Blue Chip Growth Fund Retail Class				535,617	38,366,242
T. Rowe Price International Discovery Fund				163,693	8,755,927
Templeton Institutional Foreign Equity Fund Primary Class				621,649	13,135,452
Thornburg International Value Fund Institutional Class				1,331,971	39,346,416
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)				511,102	10,871,148
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)				1,544,563	21,701,104
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)				443,858	21,815,615
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)				560,814	16,140,229

					376,341,643

Total Investment Companies (Cost $350,833,153)					435,548,884

Short-Term Investments : 0.75%

		Yield

Investment Companies : 0.52%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.10%		2,288,610	2,288,610

			Maturity date	Principal

U.S. Treasury Securities : 0.23%
U.S. Treasury Bill #(z)		0.01	3-5-2015	$995,000	994,999

Total Short-Term Investments (Cost $3,283,609)					3,283,609

Total investments in securities (Cost $354,116,762)*	100.02%				438,832,493
Other assets and liabilities, net	(0.02)				(73,768)

Total net assets	100.00%				$438,758,725

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $362,141,891 and unrealized gains (losses) consists of:

Gross unrealized gains	$84,861,240
Gross unrealized losses	(8,170,638)

Net unrealized gains	$76,690,602

1

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Futures contracts

The Portfolio is subject to foreign currency exchange contract risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Investment companies	$376,341,643	$59,207,241	$0	$435,548,884
Short-term investments
Investment companies	2,288,610	0	0	2,288,610
U.S. Treasury securities	0	994,999	0	994,999

	378,630,253	60,202,240	0	438,832,493

Futures contracts	57,228	0	0	57,228

Total assets	$378,687,481	$60,202,240	$0	$438,889,721

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of February 28, 2015, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	16%
Wells Fargo Advantage Small Company Value Portfolio	8%

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	464,763	88,870	42,531	511,102	$10,871,148
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,323,581	368,884	147,902	1,544,563	21,701,104
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	422,618	74,474	53,234	443,858	21,815,615
Wells Fargo Advantage Small Cap Value Fund Institutional Class	428,042	156,223	23,451	560,814	16,140,229

					$70,528,096

Derivative transactions

For the nine months ended February 28, 2015, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2015, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains
3-16-2015	Goldman Sachs	209 Short	JPY FX Futures	$21,824,825	$223,955
3-16-2015	Goldman Sachs	100 Short	Euro FX Futures	13,993,750	625,420

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date: April 24, 2015
By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer
Date: April 24, 2015
By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer
Date: April 24, 2015